Per Share Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Data
Net Income attributable to Common Stockholders - Basic		$ 315,383	$ 254,921	$ 215,445	$ 645,410	$ 362,930	$ 274,000	$ 205,121	$ 179,412	$ 1,431,159	$ 1,021,462	$ 610,424
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options											39	97
Net Income attributable to Common Stockholders - Diluted										$ 1,431,159	$ 1,021,501	$ 610,521
Weighted Average Shares Outstanding - Basic		303,137,350	304,107,489	303,252,359	295,693,410	293,821,920	293,735,663	293,367,771	293,080,205	303,137,350	293,504,064	291,076,008
Effect of stock options (in shares)										1,072	69,408	274,460
Weighted Average Shares Outstanding - Diluted		303,138,422	304,108,559	303,253,401	295,694,520	293,832,555	293,758,135	293,402,353	293,290,496	303,138,422	293,573,472	291,350,468
Dividends paid per common share (in dollars per share)										$ 4.10	$ 3.50	$ 2.60
Percent taxable as ordinary income										99.50%	98.30%	53.82%
Percent taxable as long-term capital gains										0.50%	1.70%	39.68%
Percent nontaxable as return of capital												6.50%
Total percentage of dividends paid										100.00%	100.00%	100.00%
Dividends declared per common share (in dollars per share)	$ 1.15